SCHEDULE OF WEIGHTED-AVERAGE LEASE TERMS AND DISCOUNT RATES FOR FINANCE LEASES (Details)	Dec. 31, 2025	Dec. 31, 2024
Leases
Finance leases weighted-average remaining lease term (years)	2 years 9 months 18 days	2 years 1 month 6 days
Finance leases weighted average discount rate percentage	2.20%	2.31%